Description Of Business, Ownership Formation, Basis Of Presentation, And Principles Of Consolidation Ownership - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 DriveTime Automotive Group, Inc Board of Directors Chairman	Dec. 31, 2012 DriveTime Automotive Group, Inc Board of Directors Chairman	Dec. 31, 2011 DriveTime Automotive Group, Inc Board of Directors Chairman	Mar. 31, 2013 DriveTime Automotive Group, Inc Chief Executive Officer	Dec. 31, 2012 DriveTime Automotive Group, Inc Chief Executive Officer	Dec. 31, 2011 DriveTime Automotive Group, Inc Chief Executive Officer	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary Board of Directors Chairman	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Board of Directors Chairman	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Board of Directors Chairman	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary Chief Executive Officer	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Chief Executive Officer	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Chief Executive Officer
Schedule Of Company Ownership By Owner [Line Items]
Shares owned			100.0	100.0	100.0	1.8	1.8	1.8	100.0	100.0	100.0	1.8	1.8	1.8
Ownership percentage of company			98.30%	98.30%	98.30%	1.70%	1.70%	1.70%	98.30%	98.30%	98.30%	1.70%	1.70%	1.70%
DTAG loans as a percentage of loans DTAC is required to purchase	100.00%	100.00%